Commitments and Contingencies (Details Narrative) (10-K)		9 Months Ended		12 Months Ended
	May 15, 2019 CAD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Accrued expense payable | $		$ 569,471		$ 417,302	$ 70,493
HydroHaus Horticulture Inc [Member] | Licensing [Member]
Loss contingency | $	$ 130,000
Accrued expense payable | $	$ 100,000
Common Class A Shares [Member] | Consulting Services [Member]
Shares issued for services					500,000
Reverse Split [Member]
Shares issued for services		96,029	236,051	1,162,577	4,800,000
Reverse Split [Member] | Common Class A Shares [Member] | Consulting Services [Member]
Shares issued for services					105,263
Technology and Attendant Intellectual Property Rights [Member] | Common Class A Shares [Member]
Shares issued as consideration for purchase of asset					25,000,000
Technology and Attendant Intellectual Property Rights [Member] | Reverse Split [Member] | Common Class A Shares [Member]
Shares issued as consideration for purchase of asset					5,263,158